CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.14	$ 0.14
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	45,633,489	45,305,342
Ordinary shares, shares outstanding	43,403,894	43,312,049
Treasury stock, shares	2,229,595	1,993,293